Related Party Disclosures - Amounts Due From Affiliated Companies (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Amounts due to affiliate companies	$ (4,168)	$ (11,319)
Peers Business Inc. (Other related party) [member]
Disclosure of transactions between related parties [line items]
Amounts due to affiliate companies	0	(10,000)
Navios Shipmanagement Inc. (Other Related Party) [member]
Disclosure of transactions between related parties [line items]
Amounts due to affiliate companies	$ (4,168)	$ (1,319)